ING INVESTORS TRUST

PROSPECTUS
APRIL 29, 2005
INSTITUTIONAL CLASS

INTERNATIONAL/GLOBAL FUND
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO

STOCK FUNDS
ING FMR(SM) EARNINGS GROWTH PORTFOLIO
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
ING MFS UTILITIES PORTFOLIO
ING PIONEER FUND PORTFOLIO
ING PIONEER MID CAP VALUE PORTFOLIO


NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING LOGO]

THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE INSTITUTIONAL CLASS SHARES OF THE PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR
INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVE.

AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

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                                TABLE OF CONTENTS
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
                                                                       PAGE
INTRODUCTION
   ING Investors Trust                                                    2
   Investment Adviser                                                     2
   Portfolios and Portfolio Managers                                      2
   Classes of Shares                                                      2
   Investing through your Variable Contract or Qualified Plan             2
   Why Reading this Prospectus is Important                               2

DESCRIPTION OF THE PORTFOLIOS
   ING FMR(SM) Earnings Growth Portfolio                                  3
   ING JPMorgan Value Opportunities Portfolio                             5
   ING Marsico International Opportunities Portfolio                      7
   ING MFS Utilities Portfolio                                            9
   ING Pioneer Fund Portfolio                                            11
   ING Pioneer Mid Cap Value Portfolio                                   13

PORTFOLIO FEES AND EXPENSES                                              15

SUMMARY OF PRINCIPAL RISKS                                               16

MORE INFORMATION
   Percentage and Rating Limitation                                      22
   A Word about Portfolio Diversity                                      22
   Additional Information about the Portfolios                           22
   Non-Fundamental Investment Policies                                   22
   Temporary Defensive Positions                                         22
   Administrative Services                                               22
   Portfolio Distribution                                                23
   How We Compensate Entities Offering Our Portfolios as
     Investment Options in their Investment Products                     23
   Additional Information Regarding the Classes of Shares                24
   Interests of the Holders of Variable Insurance Contracts
     and Policies and Qualified Retirement Plans                         24
   Frequent Trading - Market Timing                                      24
   Portfolio Holdings Disclosure Policy                                  25
   Report to Shareholders                                                25

OVERALL MANAGEMENT OF THE TRUST
   The Adviser                                                           26
   Management Fee                                                        26

NET ASSET VALUE                                                          27

TAXES AND DISTRIBUTIONS                                                  28

FINANCIAL HIGHLIGHTS                                                     29

TO OBTAIN MORE INFORMATION                                             Back

ING INVESTORS TRUST TRUSTEES                                           Back

AN INVESTMENT IN ANY PORTFOLIO OF THE TRUST IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY.

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                                  INTRODUCTION
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ING INVESTORS TRUST

ING Investors Trust ("Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios (each, a "Portfolio" and collectively, the "Portfolios"). Only certain of these Portfolios are offered in this Prospectus ("Prospectus").

INVESTMENT ADVISER

Directed Services, Inc. ("DSI" or "Adviser") is the investment adviser of each Portfolio, and each Portfolio has a sub-adviser referred to herein as a "Portfolio Manager." DSI is a wholly-owned indirect subsidiary of ING Groep, N.V., a global financial institution active in the fields of insurance, banking and asset management, with locations in more than 65 countries and more than 100,000 employees.

PORTFOLIOS AND PORTFOLIO MANAGERS

ING FMR(SM) Earnings Growth Portfolio - Fidelity Management & Research Company ING JPMorgan Value Opportunities Portfolio - J.P. Morgan Investment Management Inc.
ING Marsico International Opportunities Portfolio - Marsico Capital Management, LLC
ING MFS Utilities Portfolio - Massachusetts Financial Services Company
ING Pioneer Fund Portfolio - Pioneer Investment Management, Inc.
ING Pioneer Mid Cap Value Portfolio - Pioneer Investment Management, Inc.

CLASSES OF SHARES

Pursuant to a multiple class plan (the "Plan"), each Portfolio offers four classes of shares. This Prospectus relates only to the Institutional Class ("Class I") shares. For more information about Class I shares, please refer to the section of this Prospectus entitled "Additional Information Regarding the Classes of Shares."

INVESTING THROUGH YOUR VARIABLE CONTRACT OR QUALIFIED PLAN

Shares of the Portfolios of the Trust may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to certain investment advisers and their affiliates. Class S shares, which are not offered in this Prospectus, also may be made available to other investment companies, including series of the Trust under fund-of-funds arrangements.

Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.

WHY READING THIS PROSPECTUS IS IMPORTANT

This Prospectus explains the investment objective, strategy and risks of each of the Portfolios of the Trust offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

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                          DESCRIPTION OF THE PORTFOLIOS
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ING FMR(SM) EARNINGS GROWTH PORTFOLIO

PORTFOLIO MANAGER

Fidelity Management & Research Company ("FMR")

INVESTMENT OBJECTIVE

Seeks growth of capital over the long term.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio Manager normally invests the Portfolio's assets primarily in common stocks.

The Portfolio Manager invests the Portfolio's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The Portfolio Manager may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the Portfolio, the Portfolio Manager relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

The Portfolio Manager may also use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Portfolio Manager's strategies do not work as intended, the Portfolio may not achieve its investment objective.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK
                             PORTFOLIO TURNOVER RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2004 (the Portfolio's fiscal year end), annual performance information is not provided.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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MORE ON THE PORTFOLIO MANAGER

FMR Corp., organized in 1972, is the ultimate parent company of FMR. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

The principal address of FMR is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2004, FMR and its wholly owned subsidiaries had over $932 billion in total assets under management.

The following person is primarily responsible for the management of the
Portfolio:

NAME                               POSITION AND RECENT BUSINESS EXPERIENCE
----                               ---------------------------------------
Joseph W. Day                      Vice President and Portfolio Manager

                                   Mr. Day is Portfolio Manager to the Portfolio. Since joining
                                   Fidelity Investments in 1984, Mr. Day has worked as a research analyst and manager.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO MANAGER

J.P. Morgan Investment Management Inc. ("JPMorgan")

INVESTMENT OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of mid- and large-capitalization companies at the time of purchase. Issuers with market capitalizations between $2 billion and $5 billion are considered mid-capitalization companies while those above $5 billion are considered large-capitalization companies. Market capitalization is the total market value of a company's shares. The Portfolio Manager builds a portfolio that they believe have characteristics of undervalued securities.

Equity securities in which the Portfolio may invest include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Portfolio may invest in shares of investment companies, including shares of affiliated money market funds.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.

The Portfolio may invest in mortgage-related securities issued by government entities and private issuers.

The Portfolio may invest any portion of its assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                               INTEREST RATE RISK
                              INVESTMENT STYLE RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                              MID-CAP COMPANY RISK
                                  MORTGAGE RISK
                         OTHER INVESTMENT COMPANIES RISK
                              PRICE VOLATILITY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2004 (the Portfolio's fiscal year end), annual performance information is not provided.

MORE ON THE PORTFOLIO MANAGER

JPMorgan is a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 522 Fifth Avenue, New York, New York 10036. As of December 31, 2004, JPMorgan and its affiliates had over $791 billion in assets under management.

The following team members are primarily responsible for the management of the
Portfolio:

NAME                               POSITION AND RECENT BUSINESS EXPERIENCE
----                               ---------------------------------------
Bradford L. Frishberg              Mr. Frishberg, Managing Director, founded and leads JPMorgan's large cap Active Value strategies in the U.S. Equity group. An employee since 1996, he was previously a portfolio manager in
                                   JPMorgan's London office, then moved to JPMorgan's Tokyo office before returning to New York in 2000. Prior to that,
                                   Mr. Frishberg managed portfolios for Aetna Investment Management in Hong Kong. He holds a B.A. in business economics from Brown
                                   University and an M.A. degree in economics from Trinity College.
                                   He is also a CFA charterholder.

Alan Gutmann                       Mr. Gutmann, Vice President and a new member of the team, has worked for JPMorgan since 2003, prior to which he was a research analyst and portfolio manager at Neuberger Berman in 2002, at
                                   First Manhattan Co. in 2001 and Oppenheimer Capital from
                                   1991-2000.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO

PORTFOLIO MANAGER

Marsico Capital Management, LLC ("Marsico")

INVESTMENT OBJECTIVE

Seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio is a diversified portfolio and invests primarily (no less than 65% of its total assets) in common stocks of foreign companies that are selected for their long-term growth potential. The Portfolio may invest in companies of any size throughout the world.

The Portfolio normally invests in issuers from at least three different countries not including the United States and generally maintains a core position of between 35 and 50 common stocks. The Portfolio may hold a limited number of additional common stocks at times when the portfolio manager is accumulating new positions, phasing out existing positions, or responding to exceptional market conditions.

The Portfolio may invest in common stocks of companies operating in emerging markets.

The Portfolio may invest without limit in foreign investments. These investments may be publicly traded in the United States or on a foreign exchange, and may be bought and sold in a foreign currency. The Portfolio generally selects foreign securities on a stock-by-stock basis based on considerations such as growth potential.

Primarily for hedging purposes, the Portfolio may use options (including options on securities and securities indices), futures and foreign currency contracts.

Under normal market conditions, the Portfolio may invest up to 10% of its total assets in all types of fixed-income securities and up to 5% of its total assets in high-yield bonds and mortgage and asset-backed securities.

The Portfolio may invest up to 15% of its net assets in illiquid investments, which are securities that cannot be sold or disposed of quickly in the normal course of business.

The Portfolio may also invest in the securities of other investment companies to a limited extent, and would intend to do so primarily for cash management purposes.

In selecting investments for the Portfolio, the Portfolio Manager uses an approach that combines "top-down" economic analysis with "bottom-up" stock selection.

The "top-down" approach takes into consideration such macro-economic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. In addition, the Portfolio Manager also examines such factors as the most attractive global investment opportunities, industry consolidation and the sustainability of economic trends. As a result of the "top-down" analysis, the Portfolio Manager identifies sectors, industries and companies that should benefit from the overall trends the Portfolio Manager has observed.

The Portfolio Manager then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the Portfolio Manager focuses on a number of different attributes, including the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; apparent commitment to shareholder interests; and reasonable valuations in the context of projected growth rates. This is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, the Portfolio Manager may visit with various levels of a company's management, as well as with its customers, suppliers and competitors. The Portfolio Manager also prepares detailed earnings and cash flow models of companies. These models enable the Portfolio Manager to attempt to project potential earnings growth and other important characteristics under different scenarios. Each model is customized to follow a particular company and is intended to replicate and describe a company's past, present and estimated potential future performance. The models include quantitative information and detailed narratives that reflect updated interpretations of corporate data.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                  CURRENCY RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                               MARKET TRENDS RISK
                              MID-CAP COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK
                               SMALL COMPANY RISK
                             PORTFOLIO TURNOVER RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2004 (the Portfolio's fiscal year end), annual performance information is not provided.

MORE ON THE PORTFOLIO MANAGER

Marsico is a registered investment adviser formed in 1997 that became a wholly owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for corporations, charities, retirement plans, and individuals. The principal address of Marsico is 1200 Seventeenth Street, Suite 1600, Denver, Colorado 80202. As of December 31, 2004, Marsico managed over $44 billion in assets.

The following person is primarily responsible for the management of the
Portfolio:

NAME                               POSITION AND RECENT BUSINESS EXPERIENCE
----                               ---------------------------------------
James G. Gendelman                 Portfolio Manager

                                   Mr. Gendelman has been associated with Marsico as a Portfolio
                                   Manager and Senior Analyst since 2000. Prior to joining Marsico,
                                   Mr. Gendelman spent 13 years as a Vice President of International
                                   Sales for Goldman, Sachs & Co. He holds a bachelor's degree in
                                   Accounting from Michigan State University and a MBA in Finance from the University of Chicago. Mr. Gendelman was a certified public accountant for Ernst & Young from 1983 to 1985.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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ING MFS UTILITIES PORTFOLIO

PORTFOLIO MANAGER

Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Capital growth and current income.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests, under normal market conditions, at least 80% of its net assets in equity and debt securities of domestic and foreign (including emerging markets) companies in the utilities industry. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio Manager considers a company to be in the utilities industry if, at the time of investment, the Portfolio Manager determines that a substantial portion (i.e., at least 50%) of the company's assets or revenues are derived from one or more utilities. Securities in which the Portfolio invests are not selected based upon what sector of the utilities industry a company is in (i.e., electric, gas, telecommunications) or upon a company's geographic region. Companies in the utilities industry are considered to include:

     - companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and

     - companies engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television and other communications media (but not companies engaged in public broadcasting).

EQUITY INVESTMENTS. The Portfolio may invest in equity securities, including common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The Portfolio Manager uses a bottom-up, as opposed to top-down, investment style. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio Manager. In performing this analysis and selecting securities for the Portfolio, the Portfolio Manager places a particular emphasis on each of the following factors:

     -    the current regulatory environment;

     -    the strength of the company's management team; and

     - the company's growth prospects and valuation relative to its long-term potential.

Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

FIXED-INCOME INVESTMENTS. The Portfolio may invest in the following fixed-income securities: corporate bonds, mortgage-backed and asset-backed securities, U.S. government securities, and high-yield bonds.

In selecting fixed-income investments for the Portfolio, the Portfolio Manager considers the views of its large group of fixed-income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed-income markets. This three-month "horizon" outlook is used by the Portfolio Manager's fixed-income oriented funds (including the fixed-income portion of the Portfolio) as a tool in making or adjusting the Portfolio's asset allocations to these various segments of the fixed-income markets. In assessing the credit quality of fixed-income securities, the Portfolio Manager does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

FOREIGN SECURITIES. The Portfolio may invest in foreign securities (including emerging markets securities) such as:

     -    equity securities of foreign companies in the utilities industry;

     - fixed-income securities of foreign companies in the utilities industry; and

     -    fixed-income securities issued by foreign governments.

The Portfolio may have exposure to foreign currencies through its investments in foreign securities, its direct holdings of foreign currencies, or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                              DEBT SECURITIES RISK
                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                              HIGH YIELD BOND RISK
                               INTEREST RATE RISK
                             MARKET AND COMPANY RISK
                                  MATURITY RISK
                                  MORTGAGE RISK
                               OTC INVESTMENT RISK
                                   SECTOR RISK
                             UTILITIES INDUSTRY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2004 (the Portfolio's fiscal year end), annual performance information is not provided.

MORE ON THE PORTFOLIO MANAGER

MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect, wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under management of the MFS organization were over $146 billion as of December 31, 2004.

The following team members are primarily responsible for the management of the
Portfolio:

NAME                               POSITION AND RECENT BUSINESS EXPERIENCE
----                               ---------------------------------------
Maura A. Shaughnessy               Ms. Shaughnessy is a Senior Vice President and Portfolio Manager.
                                   Ms. Shaughnessy has been employed in the investment management area of MFS since 1991.

Robert D. Persons, CFA             Mr. Persons is a Vice President and Portfolio Manager. He joined
                                   MFS in 2000 and serves as an Investment Grade Fixed-Income
                                   Research Analyst.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING PIONEER FUND PORTFOLIO

PORTFOLIO MANAGER

Pioneer Investment Management, Inc. ("Pioneer")

INVESTMENT OBJECTIVE

Reasonable income and capital growth.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio invests in a broad list of carefully selected securities believed to be reasonably priced, rather than in securities whose prices reflect a premium resulting from their current market popularity. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the Portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights and preferred stocks.

The Portfolio Manager uses a value approach to select the Portfolio's investments. Using this investment style, the Portfolio seeks securities believed by the Portfolio Manager to be selling at reasonable prices or substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Portfolio Manager evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the Portfolio Manager employs due diligence and fundamental research as well as an evaluation of the issuer based on its financial statements and operations. The Portfolio Manager also considers a security's potential to provide a reasonable amount of income. The Portfolio Manager relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. The Portfolio Manager focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Portfolio Manager looks for in selecting investments include:

     -    Favorable expected returns relative to perceived risk;

     -    Above average potential for earnings and revenue growth;

     - Low market valuations relative to earnings forecast, book value, cash flow and sales; and

     - A sustainable competitive advantage, such as a brand name, customer base, proprietary technology or economies of scale.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2004 (the Portfolio's fiscal year end), annual performance information is not provided.

MORE ON THE PORTFOLIO MANAGER

Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating one of the first mutual funds in 1928. As of December 31, 2004, assets under management were over $174 billion worldwide, including over $43 billion in assets under management by Pioneer.

The following team members are primarily responsible for the management of the
Portfolio:

NAME                               POSITION AND RECENT BUSINESS EXPERIENCE
----                               ---------------------------------------
John A. Carey                      Mr. Carey, portfolio manager, Director of Portfolio Management, and an Executive Vice President, is responsible for the
                                   day-to-day management of the Portfolio. Mr. Carey joined Pioneer as an analyst in 1979.

Walter Hunnewell, Jr.              Mr. Hunnewell, assistant portfolio manager and Vice President, is also responsible for the day-to-day management of the Portfolio.
                                   He joined Pioneer in August 2001 and has been an investment professional since 1985. Prior to joining Pioneer, he was an independent investment manager and a fiduciary pf private asset portfolios from 2000 to 2001.

Messrs. Carey and Hunnewell are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. They may also draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING PIONEER MID CAP VALUE PORTFOLIO

PORTFOLIO MANAGER

Pioneer Investment Management, Inc. ("Pioneer")

INVESTMENT OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of its total assets in equity securities of mid-size companies, that is companies with market values within the range of market values of companies included in the Russell Midcap Value Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio focuses on issuers with capitalizations within the $1 billion to $10 billion range, and that range will change depending on market conditions. The equity securities in which the Portfolio principally invests are common stocks, preferred stocks, depositary receipts and convertible debt, but the Portfolio may invest in other types of equity securities to a lesser extent, such as warrants and rights.

The Portfolio Manager uses a value approach to select the Portfolio's investments. Using this investment style, the Portfolio seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Portfolio Manager evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the Portfolio Manager employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. The Portfolio Manager relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. The Portfolio Manager focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Portfolio Manager looks for in selecting investments include:

     -    Favorable expected returns relative to perceived risk;

     -    Management with demonstrated ability and commitment to the company;

     - Low market valuations relative to earnings forecast, book value, cash flow and sales;

     - Turnaround potential for companies that have been through difficult periods;

     - Estimated private market value in excess of current stock price. Private market value is the price an independent investor would pay to own the entire company; and

     - Issuer's industry has strong fundamentals, such as increasing or sustainable demand and barriers to entry.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                           MARKET CAPITALIZATION RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK
                              VALUE INVESTING RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2004 (the Portfolio's fiscal year end), annual performance information is not provided.

MORE ON THE PORTFOLIO MANAGER

Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating one of the first mutual funds in 1928. As of December 31, 2004, assets under management were over $174 billion worldwide, including over $43 billion in assets under management by Pioneer.

The following team members are primarily responsible for the management of the
Portfolio:

NAME                               POSITION AND RECENT BUSINESS EXPERIENCE
----                               ---------------------------------------
J. Rodman Wright                   Mr. Wright, portfolio manager and Senior Vice President, joined
                                   Pioneer in 1994 as an analyst and has been an investment
                                   professional since 1988.

Sean Gavin                         Mr. Gavin, assistant portfolio manager and Vice President, joined
                                   Pioneer in 2002 as an assistant portfolio manager. Prior to joining Pioneer, Mr. Gavin was employed as an analyst at Boston
                                   Partners from 2000 to 2002 and at Delphi Management from 1998 to
                                   2000.

Messrs. Wright and Gavin are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. They may also draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------

The table that follows shows the estimated operating expenses paid each year by a Portfolio. These expenses are estimated. Actual expenses paid by the Portfolios may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company. The Trust and its Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract Prospectus, Prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Trust's Portfolios are not fixed or specified under the terms of your Variable Contract.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT). Not Applicable.

                                 CLASS I SHARES
                       ANNUAL PORTFOLIO OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)

                                                              DISTRIBUTION                   TOTAL        WAIVERS,      TOTAL NET
                                                  MANAGEMENT    (12b-1)        OTHER       OPERATING   REIMBURSEMENTS   OPERATING
                                                     FEE          FEE        EXPENSES(2)    EXPENSES   AND RECOUPMENTS  EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
ING FMR(SM) Earnings Growth Portfolio                0.62%        --          0.15%(3)(4)    0.77%       (0.02)%(5)       0.75%
ING JPMorgan Value Opportunities Portfolio           0.40%        --          0.15%(3)(4)    0.55%       (0.02)%(5)       0.53%
ING Marsico International Opportunities Portfolio    0.54%        --          0.17%(3)(4)    0.71%       (0.03)%(5)       0.68%
ING MFS Utilities Portfolio                          0.60%        --          0.15%(3)(4)    0.75%          --(5)         0.75%
ING Pioneer Fund Portfolio                           0.75%        --          0.01%(4)       0.76%          --            0.76%
ING Pioneer Mid Cap Value Portfolio                  0.75%        --          0.01%(4)       0.76%          --            0.76%

(1) This table shows the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for the Portfolios are estimated as they had not commenced operations as of December 31, 2004.
(2) The Management Agreement between the Trust and its manager, Directed Services, Inc. ("DSI"), provides for a "bundled fee" arrangement, under which DSI provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios (except for ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, and ING MFS Utilities Portfolios), and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSI, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.
(3) Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, and ING MFS Utilities Portfolios.
(4) "Other Expenses" for the Portfolios are estimated because they had not commenced operations as of December 31, 2004 (the Portfolios' fiscal year end).
(5) Directed Services, Inc. ("DSI"), the Adviser, has entered into a written expense limitation agreement with respect to ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities and ING MFS Utilities Portfolios, under which it will limit expenses of these Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements, and Recoupments." The expense limitation agreement will continue through at least May 1, 2006. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSI provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement.

EXAMPLE. This Example is intended to help you compare the cost of investing in the Class I shares of the Portfolios with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Class I shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class I shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                1 YEAR    3 YEARS    5 YEARS   10 YEARS
-------------------------------------------------------------------------------------------------------
ING FMR(SM) Earnings Growth Portfolio(1)                        $   77    $   244    $   426   $    952
ING JPMorgan Value Opportunities Portfolio(1)                   $   54    $   174    $   305   $    687
ING Marsico International Opportunities Portfolio(1)            $   69    $   224    $   392   $    880
ING MFS Utilities Portfolio(1)                                  $   77    $   240    $   417   $    930
ING Pioneer Fund Portfolio                                      $   78    $   243    $   422   $    942
ING Pioneer Mid Cap Value Portfolio                             $   78    $   243    $   422   $    942

(1) The Example numbers reflect the contractual fee waiver for the one-year period and the first year of the three-, five-, and ten-year periods.

--------------------------------------------------------------------------------
                           SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S INVESTMENT PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE DESCRIPTION OF THE PORTFOLIOS SECTION AND ARE DESCRIBED BELOW. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENTS MADE BY A PORTFOLIO CAN CHANGE OVER TIME.

ACTIVE OR FREQUENT TRADING RISK. A Portfolio may engage in active and frequent trading. Frequent trading increases transaction costs, which may generate expenses and could detract from a Portfolio's performance. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

ALLOCATION RISK. A Portfolio may allocate its investments between equity and fixed income securities, and among various segments of the fixed income markets, based upon judgments made by a Portfolio Manager. A Portfolio that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.

CONVERTIBLE SECURITIES RISK. The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The issuer may have trouble making principal and interest payments when difficult economic conditions exist or if it goes bankrupt.

CREDIT RISK. A Portfolio could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. The price of a security a portfolio holds may fall due to changing economic, political or market conditions or disappointing earnings results. High yield/high-risk bonds are especially subject to credit risk during periods of economic uncertainity or during economic downturns and are considered to be mostly speculative in nature.

CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's assets.

DEBT SECURITIES RISK. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest or goes bankrupt. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

DERIVATIVES RISK. A Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. A Portfolio's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for

--------------------------------------------------------------------------------
                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
--------------------------------------------------------------------------------

the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the portfolio manager might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

DIVERSIFICATION RISK. A Portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"), which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of a portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

EMERGING MARKETS RISK. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market condition and economic conditions. The value of equity securities purchased by the Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity: a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent a Portfolio invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors make foreign investments more volatile and potentially less liquid than U.S. investments.

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--------------------------------------------------------------------------------
                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
--------------------------------------------------------------------------------

GROWTH INVESTING RISK. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Growth-oriented stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Further, securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

HIGH-YIELD BOND RISK. High-yield debt securities (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.

INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

INVESTMENT BY FUNDS-OF-FUNDS. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or Portfolio Manager will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.

INVESTMENT STYLE RISK. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other portfolios that employ a different style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor and vice versa.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of a Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. A Portfolio Manager will apply investment techniques and risk analyses in making investment decisions for a Portfolio, such as which securities to overweight, underweight, or avoid altogether, but there can be no assurance that these will achieve the Portfolio's objective, and a Portfolio Manager could do a poor job in executing an investment strategy. A Portfolio Manager may use the investment techniques or invest in securities that are not part of a Portfolio's principal investment strategy. For example, if market conditions warrant, Portfolios that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Portfolios

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that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Portfolios and cause them to miss investment opportunities. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

MARKET AND COMPANY RISK. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.

MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories -- large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, if valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of a Portfolio may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

MATURITY RISK. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of a Portfolio's fixed income investments will affect the volatility of the Portfolio's share price.

MID-CAP COMPANY RISK. Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-cap companies tend to be more volatile and less liquid than stocks of larger companies.

MORTGAGE RISK. A Portfolio that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because a Portfolio will have to reinvest that money at the lower prevailing interest rates.

OTC INVESTMENT RISK. Investing in securities traded on the over-the-counter ("OTC") securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

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To the extent that a Portfolio invests significantly in one geographic region or country, the Portfolio may be more sensitive to economic and other factors in that geographic region or country than a more geographically diversified fund.

OTHER INVESTMENT COMPANIES RISK. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, a Portfolio may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of a Portfolio's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

PORTFOLIO TURNOVER RISK. Changes to the investments of the Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance. The portfolio turnover rate of the Portfolio will vary from year to year, as well as within a year.

PRICE VOLATILITY RISK. The value of the Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

SECTOR RISK. A Portfolio may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent a Portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on a Portfolio than it would on a portfolio that has securities representing a broader range of investments.

SMALL COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.

UTILITIES INDUSTRY RISK. The Portfolio's investment performance will be closely tied to the performance of utility companies. Many utility companies, especially electric and gas and other energy related utility companies, are subject

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to various uncertainties, including: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects of energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in increasing revenues or obtaining adequate returns on invested capital, even if frequent rate increases require approval by public service commissions; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. There are uncertainties resulting from certain telecommunications companies' diversification into new domestic and international businesses as well as agreements by many such companies linking future rate increases to inflation or other factors not directly related to the active operating profits of the enterprise. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions. These price movements may have a larger impact on the Portfolio than on a fund with a more broadly diversified portfolio.

VALUE INVESTING RISK. A Portfolio may invest in "value" stocks. A Portfolio Manager may be wrong in its assessment of a company's value and the stocks a Portfolio holds may not reach what the Portfolio Manager believes are their full values. A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, a Portfolio's relative performance may suffer.

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PERCENTAGE AND RATING LIMITATIONS

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY

Each Portfolio in this Prospectus, unless specifically noted under a Portfolio's principal investment strategy, is diversified, as defined in the Investment Company Act of 1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). The investment objective of each Portfolio, unless specifically noted under the Portfolio's principal investment strategy, is fundamental. In addition, investment restrictions are fundamental if so designated in this Prospectus or in the Statement of Additional Information. This means they may not be modified or changed without a vote of the shareholders.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

The Statement of Additional Information is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.

NON-FUNDAMENTAL INVESTMENT POLICIES

Certain Portfolios have adopted non-fundamental investment policies to invest the assets of the Portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

A Portfolio Manager may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when a Portfolio Manager believes that adverse market, economic, political or other conditions may affect the Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, and debt securities that are high quality or higher quality than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which a Portfolio may engage, are identified and discussed, together with their risks, in the Statement of Additional Information. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, a Portfolio may not achieve its investment goals.

ADMINISTRATIVE SERVICES

In addition to advisory services, DSI has been contracted to provide administrative and other services necessary for the ordinary operation of the Portfolios (except for ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, and ING MFS Utilities Portfolios). DSI procures and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSI also acts as liaison among the various service providers to these Portfolios, including the custodian, portfolio accounting agent, Portfolio Managers, and the insurance company or companies to which the Portfolios offer their shares. DSI also reviews these Portfolios for compliance with applicable legal requirements and monitors the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by these Portfolios, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

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The Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the Portfolio Managers their respective portfolio management fee. The management fee paid to DSI by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for each Portfolio (except ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, and ING MFS Utilities Portfolios), including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSI.

DSI has entered into an Administrative Services Sub-Contract with ING Funds Services, LLC ("ING Funds Services"), an affiliate of DSI, under which ING Funds Services provides the Portfolios with certain administrative services. The Trust has entered into an Administration Agreement with ING Funds Services on behalf of ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, and ING MFS Utilities Portfolios. The administrative services performed by ING Funds Services on behalf of DSI and ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, and ING MFS Utilities Portfolios directly, include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Portfolio Managers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services also reviews the Portfolios for compliance with applicable legal requirements and monitors the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

PORTFOLIO DISTRIBUTION

DSI is the principal underwriter and distributor of each Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

HOW WE COMPENSATE ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolios' Distribution Plan, the Portfolios' Adviser or Distributor, out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios' Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The distributing broker-dealer for these Portfolios is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by contract holders through the relevant insurance company's Variable Contracts. As of the date of this prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; SAFECO Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep N.V. ("ING") uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs
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when investing in one of the Portfolios. Additionally, if a Portfolio is not
sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in Portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. None of the Portfolios, the Adviser, or the Distributor is a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

ADDITIONAL INFORMATION REGARDING THE CLASSES OF SHARES

Each Portfolio's shares are classified into Adviser Class, Class I, Service Class, and Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class I shares are offered by this Prospectus. Class I shares are not subject to any sales loads, servicing fees or Rule 12b-1 distribution fees.

INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS

Each Portfolio is available to serve as an investment option offered through variable annuity contracts and variable life contracts and as an investment option to Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under the federal tax law. The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for variable annuity contracts and variable life insurance policies and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of variable annuity contracts, variable life insurance policies, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees ("Board") intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from financial intermediaries that they have procedures

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adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Portfolio Manager to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolios' performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures alone, nor all of them taken together, can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the Portfolio's polices and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the Statement of Additional Information. The Portfolio posts its complete portfolio holdings schedule on its website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. The complete portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., the Portfolio will post the quarter ending June 30 holdings on August 1). The Portfolio's complete portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.

REPORTS TO SHAREHOLDERS

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the registered public accounting firm will be sent to shareholders each year.

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--------------------------------------------------------------------------------
                         OVERALL MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------

THE ADVISER

DSI, a New York corporation, is the adviser to the Trust. As of December 31, 2004, DSI managed approximately $17 billion in registered investment company assets. DSI is registered with the SEC as an investment adviser and a broker-dealer. DSI's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

DSI, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, DSI oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, DSI delegates to each Portfolio Manager the responsibility for investment management, subject to DSI's oversight. DSI monitors the investment activities of the Portfolio Managers. From time to time, DSI also recommends the appointment of additional or replacement Portfolio Managers to the Board. On May 24, 2002, the Trust and DSI received exemptive relief from the SEC to permit DSI, with the approval of the Board, to replace an existing Portfolio Manager with a non-affiliated Portfolio Manager for a Portfolio, as well as change the terms of a contract with a non-affiliated Portfolio Manager without submitting the contract to a vote of the Portfolio's shareholders. The Trust will notify shareholders of any change in the identity of a Portfolio Manager of the Trust. In this event, the name of the Portfolio and its investment strategies may also change.

For information regarding the basis for the Board's approval of portfolio management relationships, please refer to the Portfolios' Statement of Additional Information.

DSI has full investment discretion and ultimate authority to make all determinations with respect to the investment of a portfolio's assets and the purchase and sale of portfolio securities for one or more Portfolios.

MANAGEMENT FEE

The Trust pays DSI a management fee, payable monthly, based on the average daily net assets of a Portfolio (or the combined net assets of two or more Portfolios).

--------------------------------------------------------------------------------
                                 NET ASSET VALUE
--------------------------------------------------------------------------------

The net asset value ("NAV") per share for each class of each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. To the extent a Portfolio invests in other registered investment companies, the Portfolio's NAV is calculated based on the current NAV of the registered investment company in which the Portfolio invests.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by a Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

     - Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

     -    Securities of an issuer that has entered into a restructuring;

     -    Securities whose trading has been halted or suspended;

     - Fixed-income securities that have gone into default and for which there is no current market value quotation; and

     -    Securities that are restricted as to transfer or resale.

The Portfolios or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying buys shares, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

--------------------------------------------------------------------------------
                             TAXES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

The Portfolios distribute their net investment income, if any, on their outstanding shares annually. Any net realized long-term capital gain for any Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by a Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash. Dividends or distributions by a Portfolio will reduce the per share net asset value by the per share amount paid.

The Portfolios intend to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts. Specifically, each Portfolio intends to diversify its investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the Portfolios. You should consult the Prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Because the Portfolios had not commenced operations as of December 31, 2004 (the Portfolios' fiscal year end), audited financial highlights are not available.

TO OBTAIN MORE INFORMATION

A Statement of Additional Information, dated April 29, 2005, has been filed with the SEC, and is made a part of this Prospectus by reference.

Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year and the Auditors' Report.

To obtain free copies of the ING Investors Trust's annual and semi-annual reports and the Portfolios' Statement of Additional Information or to make inquiries about the Portfolios, please write to the Trust at 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258, call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 450 Fifth Street, NW Washington, D.C. 20549-0102.


THE ING INVESTORS TRUST TRUSTEES


John Boyer

J. Michael Earley

R. Barbara Gitenstein

Patrick Kenny

Walter H. May

Thomas J. McInerney

Jock Patton

David W.C. Putnam

John G. Turner

Roger B. Vincent

Richard A. Wedemeyer


[ING LOGO]


04/29/05                                                   SEC File No. 811-5629

ING INVESTORS TRUST


PROSPECTUS
APRIL 29, 2005
SERVICE CLASS

INTERNATIONAL/GLOBAL FUND

ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO

STOCK FUNDS

ING FMR(SM) EARNINGS GROWTH PORTFOLIO
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
ING MFS UTILITIES PORTFOLIO
ING PIONEER FUND PORTFOLIO
ING PIONEER MID CAP VALUE PORTFOLIO


NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING LOGO]

THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE SERVICE CLASS SHARES OF THE PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVE.

AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                              PAGE
INTRODUCTION
   ING Investors Trust                                           2
   Investment Adviser                                            2
   Portfolios and Portfolio Managers                             2
   Classes of Shares                                             2
   Investing through your Variable Contract
     or Qualified Plan                                           2
   Why Reading this Prospectus is Important                      2

DESCRIPTION OF THE PORTFOLIOS
   ING FMR(SM) Earnings Growth Portfolio                         3
   ING JPMorgan Value Opportunities Portfolio                    5
   ING Marsico International
     Opportunities Portfolio                                     7
   ING MFS Utilities Portfolio                                   9
   ING Pioneer Fund Portfolio                                   11
   ING Pioneer Mid Cap Value Portfolio                          13

PORTFOLIO FEES AND EXPENSES                                     15

SUMMARY OF PRINCIPAL RISKS                                      17

MORE INFORMATION
   Percentage and Rating Limitation                             23
   A Word about Portfolio Diversity                             23
   Additional Information about the Portfolios                  23
   Non-Fundamental Investment Policies                          23
   Temporary Defensive Positions                                23
   Administrative Services                                      23
   Portfolio Distribution                                       24
   Additional Information Regarding the Classes
     of Shares                                                  24
     Service Fees                                               24
   How We Compensate Entities Offering Our
     Portfolios as Investment Options in Their
     Investment Products                                        24
   Interests of the Holders of
     Variable Insurance Contracts and Policies
     and Qualified Retirement Plans                             25
   Frequent Trading - Market Timing                             25
   Reports to Shareholders                                      26

OVERALL MANAGEMENT OF THE TRUST
   The Adviser                                                  27
   Management Fee                                               27

NET ASSET VALUE                                                 28

TAXES AND DISTRIBUTIONS                                         29

FINANCIAL HIGHLIGHTS                                            29

TO OBTAIN MORE INFORMATION                                    Back

ING INVESTORS TRUST TRUSTEES                                  Back

AN INVESTMENT IN ANY PORTFOLIO OF THE TRUST IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY.

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------

ING INVESTORS TRUST
ING Investors Trust ("Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios (each, a "Portfolio" and collectively, the "Portfolios"). Only certain of these Portfolios are offered in this prospectus ("Prospectus").

INVESTMENT ADVISER
Directed Services, Inc. ("DSI" or "Adviser") is the investment adviser of each Portfolio, and each Portfolio has a sub-adviser referred to herein as a "Portfolio Manager." DSI is a wholly owned indirect subsidiary of ING Groep, N.V., a global financial institution active in the fields of insurance, banking and asset management, with locations in more than 65 countries with more than 100,000 employees.

PORTFOLIOS AND PORTFOLIO MANAGERS
ING FMR(SM) Earnings Growth Portfolio - Fidelity Management & Research Company ING JPMorgan Value Opportunities Portfolio - J.P.Morgan Investment Management Inc.
ING Marsico International Opportunities Portfolio - Marsico Capital Management, LLC
ING MFS Utilities Portfolio - Massachusetts Financial Services Company
ING Pioneer Fund Portfolio - Pioneer Investment Management, Inc.
ING Pioneer Mid Cap Value Portfolio - Pioneer Investment Management, Inc.

CLASSES OF SHARES
Pursuant to a multiple class plan (the "Plan"), each Portfolio offers four classes of shares. This Prospectus relates only to the Service Class ("Class S") shares. For more information about Class S shares, please refer to the section of this Prospectus entitled "Additional Information Regarding the Classes of Shares."

INVESTING THROUGH YOUR VARIABLE CONTRACT OR QUALIFIED PLAN
Shares of the Portfolios of the Trust may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to certain investment advisers and their affiliates. Class S shares may be made available to other investment companies, including series of the Trust under fund-of-funds arrangements.

Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.

WHY READING THIS PROSPECTUS IS IMPORTANT
This Prospectus explains the investment objective, strategy and risks of each of the Portfolios of the Trust offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------

ING FMR(SM) EARNINGS GROWTH PORTFOLIO

PORTFOLIO MANAGER
Fidelity Management & Research Company ("FMR")

INVESTMENT OBJECTIVE
Seeks growth of capital over the long term.

PRINCIPAL INVESTMENT STRATEGY
The Portfolio Manager normally invests the Portfolio's assets primarily in common stocks.

The Portfolio Manager invests the Portfolio's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The Portfolio Manager may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the Portfolio, the Portfolio Manager relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

The Portfolio Manager may also use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Portfolio Manager's strategies do not work as intended, the Portfolio may not achieve its investment objective.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS
As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK
                             PORTFOLIO TURNOVER RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE
The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2004 (the Portfolio's fiscal year end), annual performance information is not provided.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

MORE ON THE PORTFOLIO MANAGER
FMR Corp., organized in 1972, is the ultimate parent company of FMR. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

The principal address of FMR is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2004, FMR and its wholly owned subsidiaries had over $932 billion in total assets under management.

The following person is primarily responsible for the management of the
Portfolio:

NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Joseph W. Day                 Vice President and Portfolio Manager

                              Mr. Day is Portfolio Manager to the Portfolio.
                              Since joining Fidelity Investments in 1984, Mr.
                              Day has worked as a research analyst and manager.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO MANAGER
J.P. Morgan Investment Management Inc. ("JPMorgan")

INVESTMENT OBJECTIVE
Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY
Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of mid- and large-capitalization companies at the time of purchase. Issuers with market capitalizations between $2 billion and $5 billion are considered mid-capitalization companies while those above $5 billion are considered large-capitalization companies. Market capitalization is the total market value of a company's shares. The Portfolio Manager builds a portfolio that they believe have characteristics of undervalued securities.

Equity securities in which the Portfolio may invest include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Portfolio may invest in shares of investment companies, including shares of affiliated money market funds.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.

The Portfolio may invest in mortgage-related securities issued by government entities and private issuers.

The Portfolio may invest any portion of its assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

PRINCIPAL RISKS
As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                               INTEREST RATE RISK
                              INVESTMENT STYLE RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                              MID-CAP COMPANY RISK
                                  MORTGAGE RISK
                         OTHER INVESTMENT COMPANIES RISK
                              PRICE VOLATILITY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE
The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2004 (the Portfolio's fiscal year end), annual performance information is not provided.

MORE ON THE PORTFOLIO MANAGER
JPMorgan is a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 522 Fifth Avenue, New York, New York 10036. As of December 31, 2004, JPMorgan and its affiliates had over $791 billion in assets under management.

The following team members are primarily responsible for the management of the Portfolio

NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Bradford L. Frishberg         Mr. Frishberg, Managing Director, founded and
                              leads JPMorgan's large cap Active Value strategies
                              in the U.S. Equity group. An employee since 1996,
                              he was previously a portfolio manager in
                              JPMorgan's London office, then moved to JPMorgan's
                              Tokyo office before returning to New York in 2000.
                              Prior to that, Mr. Frishberg managed portfolios
                              for Aetna Investment Management in Hong Kong. He
                              holds a B.A. in business economics from Brown
                              University and an M.A. degree in economics from
                              Trinity College. He is also a CFA charterholder.

Alan Gutmann                  Mr. Gutmann, Vice President and a new member of
                              the team, has worked for JPMorgan since 2003,
                              prior to which he was a research analyst and
                              portfolio manager at Neuberger Berman in 2002, at
                              First Manhattan Co. in 2001 and Oppenheimer
                              Capital from 1991-2000.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO

PORTFOLIO MANAGER
Marsico Capital Management, LLC ("Marsico")

INVESTMENT OBJECTIVE
Seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY
The Portfolio is a diversified portfolio and invests primarily (no less than 65% of its total assets) in common stocks of foreign companies that are selected for their long-term growth potential. The Portfolio may invest in companies of any size throughout the world.

The Portfolio normally invests in issuers from at least three different countries not including the United States and generally maintains a core position of between 35 and 50 common stocks. The Portfolio may hold a limited number of additional common stocks at times when the portfolio manager is accumulating new positions, phasing out existing positions, or responding to exceptional market conditions.

The Portfolio may invest in common stocks of companies operating in emerging markets.

The Portfolio may invest without limit in foreign investments. These investments may be publicly traded in the United States or on a foreign exchange, and may be bought and sold in a foreign currency. The Portfolio generally selects foreign securities on a stock-by-stock basis based on considerations such as growth potential.

Primarily for hedging purposes, the Portfolio may use options (including options on securities and securities indices), futures and foreign currency contracts.

Under normal market conditions, the Portfolio may invest up to 10% of its total assets in all types of fixed-income securities and up to 5% of its total assets in high-yield bonds and mortgage and asset-backed securities.

The Portfolio may invest up to 15% of its net assets in illiquid investments, which are securities that cannot be sold or disposed of quickly in the normal course of business.

The Portfolio may also invest in the securities of other investment companies to a limited extent, and would intend to do so primarily for cash management purposes.

In selecting investments for the Portfolio, the Portfolio Manager uses an approach that combines "top-down" economic analysis with "bottom-up" stock selection.

The "top-down" approach takes into consideration such macro-economic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. In addition, the Portfolio Manager also examines such factors as the most attractive global investment opportunities, industry consolidation and the sustainability of economic trends. As a result of the "top-down" analysis, the Portfolio Manager identifies sectors, industries and companies that should benefit from the overall trends the Portfolio Manager has observed.

The Portfolio Manager then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the Portfolio Manager focuses on a number of different attributes, including the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (E.G., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; apparent commitment to shareholder interests; and reasonable valuations in the context of projected growth rates. This is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, the Portfolio Manager may visit with various levels of a company's management, as well as with its customers, suppliers and competitors. The Portfolio Manager also prepares detailed earnings and cash flow models of companies. These models enable the Portfolio Manager to attempt to project potential earnings growth and other important characteristics under different scenarios. Each model is customized to follow a particular company and is intended to replicate and describe a company's past, present and estimated potential future performance. The models include quantitative information and detailed narratives that reflect updated interpretations of corporate data.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS
As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                  CURRENCY RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                               MARKET TRENDS RISK
                              MID-CAP COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK
                             PORTFOLIO TURNOVER RISK
                               SMALL COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE
The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2004 (the Portfolio's fiscal year end), annual performance information is not provided.

MORE ON THE PORTFOLIO MANAGER
Marsico is a registered investment adviser formed in 1997 that became a wholly owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for corporations, charities, retirement plans, and individuals. The principal address of Marsico is 1200 Seventeenth Street, Suite 1600, Denver, Colorado 80202. As of December 31, 2004, Marsico managed over $44 billion in assets.

The following person is primarily responsible for the management of the
Portfolio:

NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
James G. Gendelman            Portfolio Manager

                              Mr. Gendelman has been associated with Marsico as a Portfolio Manager and Senior Analyst since 2000.
                              Prior to joining Marsico, Mr. Gendelman spent 13 years as a Vice President of International Sales for Goldman, Sachs & Co. He holds a bachelor's degree in Accounting from Michigan State
                              University and a MBA in Finance from the University of Chicago. Mr. Gendelman was a certified public accountant for Ernst & Young from 1983 to 1985.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MFS UTILITIES PORTFOLIO

PORTFOLIO MANAGER
Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE
Capital growth and current income.

PRINCIPAL INVESTMENT STRATEGY
The Portfolio invests, under normal market conditions, at least 80% of its net assets in equity and debt securities of domestic and foreign (including emerging markets) companies in the utilities industry. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio Manager considers a company to be in the utilities industry if, at the time of investment, the Portfolio Manager determines that a substantial portion (i.e., at least 50%) of the company's assets or revenues are derived from one or more utilities. Securities in which the Portfolio invests are not selected based upon what sector of the utilities industry a company is in (i.e., electric, gas, telecommunications) or upon a company's geographic region. Companies in the utilities industry are considered to include:

   - companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and

   - companies engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television and other communications media (but not companies engaged in public broadcasting).

EQUITY INVESTMENTS. The Portfolio may invest in equity securities, including common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The Portfolio Manager uses a bottom-up, as opposed to top-down, investment style. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio Manager. In performing this analysis and selecting securities for the Portfolio, the Portfolio Manager places a particular emphasis on each of the following factors:

   -  the current regulatory environment;

   -  the strength of the company's management team; and

   - the company's growth prospects and valuation relative to its long-term potential.

Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

FIXED-INCOME INVESTMENTS. The Portfolio may invest in the following fixed-income securities: corporate bonds, mortgage-backed and asset-backed securities, U.S. government securities, and high-yield bonds.

In selecting fixed-income investments for the Portfolio, the Portfolio Manager considers the views of its large group of fixed-income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed-income markets. This three-month "horizon" outlook is used by the Portfolio Manager's fixed-income oriented funds (including the fixed-income portion of the Portfolio) as a tool in making or adjusting the Portfolio's asset allocations to these various segments of the fixed-income markets. In assessing the credit quality of fixed-income securities, the Portfolio Manager does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

FOREIGN SECURITIES. The Portfolio may invest in foreign securities (including emerging markets securities) such as:

   -  equity securities of foreign companies in the utilities industry;

   -  fixed-income securities of foreign companies in the utilities industry;
      and

   -  fixed-income securities issued by foreign governments.

The Portfolio may have exposure to foreign currencies through its investments in foreign securities, its direct holdings of foreign currencies, or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS
As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                         ACTIVE OR FREQUENT TRADING RISK
                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                              DEBT SECURITIES RISK
                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                              HIGH YIELD BOND RISK
                               INTEREST RATE RISK
                             MARKET AND COMPANY RISK
                                  MATURITY RISK
                                  MORTGAGE RISK
                               OTC INVESTMENT RISK
                                   SECTOR RISK
                             UTILITIES INDUSTRY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE
The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2004 (the Portfolio's fiscal year end), annual performance information is not provided.

MORE ON THE PORTFOLIO MANAGER
MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect, wholly- owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under management of the MFS organization were over $146 billion as of December 31, 2004.

The following team members are primarily responsible for the management of the Portfolio.

NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Maura A. Shaughnessy          Ms. Shaughnessy is a Senior Vice President and
                              Portfolio Manager. Ms. Shaughnessy has been
                              employed in the investment management area of MFS
                              since 1991.

Robert D. Persons, CFA        Mr. Persons is a Vice President and Portfolio
                              Manager. He joined MFS in 2000 and serves as an
                              Investment Grade Fixed-Income Research Analyst.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING PIONEER FUND PORTFOLIO

PORTFOLIO MANAGER
Pioneer Investment Management, Inc. ("Pioneer")

INVESTMENT OBJECTIVE
Reasonable income and capital growth.

PRINCIPAL INVESTMENT STRATEGY
The Portfolio invests in a broad list of carefully selected, securities believed to be reasonably priced, rather than in securities whose prices reflect a premium resulting from their current market popularity. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the Portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights and preferred stocks.

The Portfolio Manager uses a value approach to select the Portfolio's investments. Using this investment style, the Portfolio seeks securities believed by the Portfolio Manager to be selling at reasonable prices or substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Portfolio Manager evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the Portfolio Manager employs due diligence and fundamental research as well as an evaluation of the issuer based on its financial statements and operations. The Portfolio Manager also considers a security's potential to provide a reasonable amount of income. The Portfolio Manager relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. The Portfolio Manager focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Portfolio Manager looks for in selecting investments include:

   -  Favorable expected returns relative to perceived risk;

   -  Above average potential for earnings and revenue growth;

   - Low market valuations relative to earnings forecast, book value, cash flow and sales; and

   - A sustainable competitive advantage, such as a brand name, customer base, proprietary technology or economies of scale.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS
As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE
The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2004 (the Portfolio's fiscal year end), annual performance information is not provided.

MORE ON THE PORTFOLIO MANAGER
Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating one of the first mutual funds in 1928. As of December 31, 2004, assets under management were over $174 billion worldwide, including over $43 billion in assets under management by Pioneer.

The following team members are primarily responsible for the management of the
Portfolio:

NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
John A. Carey                 Mr. Carey, portfolio manager, Director of
                              Portfolio Management, and an Executive Vice
                              President, is responsible for the day-to-day
                              management of the Portfolio. Mr. Carey joined
                              Pioneer as an analyst in 1979.

Walter Hunnewell, Jr.         Mr. Hunnewell, assistant portfolio manager and
                              Vice President, is also responsible for the
                              day-to-day management of the Portfolio. He joined
                              Pioneer in August 2001 and has been an investment
                              professional since 1985. Prior to joining Pioneer,
                              he was an independent investment manager and a
                              fiduciary pf private asset portfolios from 2000 to
                              2001.

Messrs. Carey and Hunnewell are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. They may also draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING PIONEER MID CAP VALUE PORTFOLIO

PORTFOLIO MANAGER
Pioneer Investment Management, Inc. ("Pioneer")

INVESTMENT OBJECTIVE
Capital appreciation.

PRINCIPAL INVESTMENT STRATEGY
The Portfolio normally invests at least 80% of its total assets in equity securities of mid-size companies, that is companies with market values within the range of market values of companies included in the Russell Midcap Value Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio focuses on issuers with capitalizations within the $1 billion to $10 billion range, and that range will change depending on market conditions. The equity securities in which the Portfolio principally invests are common stocks, preferred stocks, depositary receipts and convertible debt, but the Portfolio may invest in other types of equity securities to a lesser extent, such as warrants and rights.

The Portfolio Manager uses a value approach to select the Portfolio's investments. Using this investment style, the Portfolio seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Portfolio Manager evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the Portfolio Manager employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. The Portfolio Manager relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. The Portfolio Manager focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Portfolio Manager looks for in selecting investments include:

   -  Favorable expected returns relative to perceived risk;

   -  Management with demonstrated ability and commitment to the company;

   - Low market valuations relative to earnings forecast, book value, cash flow and sales;

   - Turnaround potential for companies that have been through difficult periods;

   - Estimated private market value in excess of current stock price. Private market value is the price an independent investor would pay to own the entire company; and

   - Issuer's industry has strong fundamentals, such as increasing or sustainable demand and barriers to entry.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS
As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Portfolio Manager may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                              MID-CAP COMPANY RISK
                              VALUE INVESTING RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE
The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2004 (the Portfolio's fiscal year end), annual performance information is not provided.

MORE ON THE PORTFOLIO MANAGER
Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating one of the first mutual funds in 1928. As of December 31, 2004, assets under management were over $174 billion worldwide, including over $43 billion in assets under management by Pioneer.

The following team members are primarily responsible for the management of the
Portfolio:

NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
J. Rodman Wright              Mr. Wright, portfolio manager and Senior Vice
                              President, joined Pioneer in 1994 as an analyst
                              and has been an investment professional since
                              1988.

Sean Gavin                    Mr. Gavin, assistant portfolio manager and Vice
                              President, joined Pioneer in 2002 as an assistant
                              portfolio manager. Prior to joining Pioneer,
                              Mr. Gavin was employed as an analyst at Boston
                              Partners from 2000 to 2002 and at Delphi
                              Management from 1998 to 2000.

Messrs. Wright and Gavin are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. They may also draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------

The table that follows shows the estimated operating expenses paid each year by a Portfolio. These expenses are estimated. Actual expenses paid by the Portfolios may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company. The Trust and its Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT). Not Applicable.

                                 CLASS S SHARES
                       ANNUAL PORTFOLIO OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)

                                                                                        TOTAL        WAIVERS,       TOTAL NET
                              MANAGEMENT   DISTRIBUTION  SHAREHOLDER       OTHER      OPERATING   REIMBURSEMENTS,   OPERATING
                                 FEE       (12b-1) FEE   SERVICES FEE   EXPENSES(2)   EXPENSES    AND RECOUPMENTS   EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
ING FMR(SM) Earnings Growth
  Portfolio                      0.62%          --          0.25%        0.15%(3)(4)    1.02%       (0.02)%(5)        1.00%
ING JPMorgan Value
  Opportunities Portfolio        0.40%          --          0.25%        0.15%(3)(4)    0.80%       (0.02)%(5)        0.78%
ING Marsico International
  Opportunities Portfolio        0.54%          --          0.25%        0.17%(3)(4)    0.96%       (0.03)%(5)        0.93%
ING MFS Utilities Portfolio      0.60%          --          0.25%        0.15%(3)(4)    1.00%          --(5)          1.00%
ING Pioneer Fund Portfolio       0.75%          --          0.25%        0.01%(4)       1.01%          --             1.01%
ING Pioneer Mid Cap Value
  Portfolio                      0.75%          --          0.25%        0.01%(4)       1.01%          --             1.01%

(1) This table shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for the Portfolios are estimated as they had not commenced operations as of December 31, 2004.
(2) The Management Agreement between the Trust and its manager, Directed Services, Inc. ("DSI"), provides for a "bundled fee" arrangement, under which DSI provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios (except for ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities and ING MFS Utilities Portfolios), and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSI, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the service agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.
(3) Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, and ING MFS Utilities Portfolios.
(4) "Other Expenses" for the Portfolios are estimated because they had not commenced operations as of December 31, 2004 (the Portfolios' fiscal year end).
(5) Directed Services, Inc. ("DSI"), the Adviser, has entered into a written expense limitation agreement with respect to ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities and ING MFS Utilities Portfolios under which it will limit expenses of these Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements, and Recoupments." The expense limitation agreement will continue through at least May 1, 2006. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSI provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement.

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                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

EXAMPLE. This Example is intended to help you compare the cost of investing in the Class S shares of the Portfolios with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Class S shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class S shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                        1 YEAR  3 YEAR  5 YEAR  10 YEAR
---------------------------------------------------------------------------------------
ING FMR(SM) Earnings Growth Portfolio(1)                $  102  $  323  $  561  $ 1,246
ING JPMorgan Value Opportunities Portfolio(1)           $   80  $  253  $  442  $   988
ING Marsico International Opportunities Portfolio(1)    $   95  $  303  $  528  $ 1,175
ING MFS Utilities Portfolio(1)                          $  102  $  318  $  552  $ 1,225
ING Pioneer Fund Portfolio                              $  103  $  322  $  558  $ 1,236
ING Pioneer Mid Cap Value Portfolio                     $  103  $  322  $  558  $ 1,236

(1) The Example numbers reflect the contractual fee waiver for the one-year period and the first year of the three-, five-, and ten-year periods.

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                           SUMMARY OF PRINCIPAL RISKS
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THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT
PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S INVESTMENT PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE DESCRIPTION OF THE PORTFOLIOS SECTION AND ARE DESCRIBED BELOW. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENTS MADE BY A PORTFOLIO CAN CHANGE OVER TIME.

ACTIVE OR FREQUENT TRADING RISK. A Portfolio may engage in active and frequent trading. Frequent trading increases transaction costs, which may generate expenses and could detract from a Portfolio's performance. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

ALLOCATION RISK. A Portfolio may allocate its investments between equity and fixed-income securities, and among various segments of the fixed-income markets, based upon judgments made by a Portfolio Manager. A Portfolio that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.

CONVERTIBLE SECURITIES RISK. The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The issuer may have trouble making principal and interest payments when difficult economic conditions exist or if it goes bankrupt.

CREDIT RISK. A Portfolio could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. The price of a security a portfolio holds may fall due to changing economic, political or market conditions or disappointing earnings results. High-yield/high-risk bonds are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are considered to be mostly speculative in nature.

CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's assets.

DEBT SECURITIES RISK. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest or goes bankrupt. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

DERIVATIVES RISK. A Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. A Portfolio's use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying

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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the portfolio manager might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

DIVERSIFICATION RISK. A Portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"), which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of a portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

EMERGING MARKETS RISK. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market condition and economic conditions. The value of equity securities purchased by the Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent a Portfolio invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs, and GDRs are subject

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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors make foreign investments more volatile and potentially less liquid than U.S. investments.

GROWTH INVESTING RISK. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Growth-oriented stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Further, securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

HIGH-YIELD BOND RISK. High-yield debt securities (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.

INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

INVESTMENT BY FUNDS-OF-FUNDS. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or Portfolio Manager will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.

INVESTMENT STYLE RISK. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other portfolios that employ a different style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor and vice versa.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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MANAGER RISK. A Portfolio Manager will apply investment techniques and risk analyses in making investment decisions for a Portfolio, such as which securities to overweight, underweight, or avoid altogether, but there can be no assurance that these will achieve the Portfolio's objective, and a Portfolio Manager could do a poor job in executing an investment strategy. A Portfolio Manager may use the investment techniques or invest in securities that are not part of a Portfolio's principal investment strategy. For example, if market conditions warrant, Portfolios that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Portfolios that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Portfolios and cause them to miss investment opportunities. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

MARKET AND COMPANY RISK. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.

MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories -- large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, if valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of a Portfolio may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

MATURITY RISK. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of a Portfolio's fixed-income investments will affect the volatility of the Portfolio's share price.

MID-CAP COMPANY RISK. Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-cap companies tend to be more volatile and less liquid than stocks of larger companies.

MORTGAGE RISK. A Portfolio that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because a Portfolio will have to reinvest that money at the lower prevailing interest rates.

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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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OTC INVESTMENT RISK. Investing in securities traded on the over-the-counter
("OTC") securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

To the extent that a Portfolio invests significantly in one geographic region or country, the Portfolio may be more sensitive to economic and other factors in that geographic region or country than a more geographically diversified fund.

OTHER INVESTMENT COMPANIES RISK. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, a Portfolio may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of a Portfolio's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

PORTFOLIO TURNOVER RISK. Changes to the investments of the Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance. The portfolio turnover rate of the Portfolio will vary from year to year, as well as within a year.

PRICE VOLATILITY RISK. The value of the Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

SECTOR RISK. A Portfolio may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market,, such as technology. To the extent a Portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on a Portfolio than it would on a portfolio that has securities representing a broader range of investments.

SMALL COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks

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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.

UTILITIES INDUSTRY RISK. The Portfolio's investment performance will be closely tied to the performance of utility companies. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects of energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in increasing revenues or obtaining adequate returns on invested capital, even if frequent rate increases require approval by public service commissions; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. There are uncertainties resulting from certain telecommunications companies' diversification into new domestic and international businesses as well as agreements by many such companies linking future rate increases to inflation or other factors not directly related to the active operating profits of the enterprise. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions. These price movements may have a larger impact on the Portfolio than on a fund with a more broadly diversified portfolio.

VALUE INVESTING RISK. A Portfolio may invest in "value" stocks. A Portfolio Manager may be wrong in its assessment of a company's value and the stocks a Portfolio holds may not reach what the Portfolio Manager believes are their full values. A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, a Portfolio's relative performance may suffer.

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                                MORE INFORMATION
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PERCENTAGE AND RATING LIMITATION
Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY
Each Portfolio in this Prospectus, unless specifically noted under the Portfolio's principal investment strategy, is diversified, as defined in the Investment Company Act of 1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). The investment objective of each Portfolio, unless specifically noted under the Portfolio's principal investment strategy, is fundamental. In addition, investment restrictions are fundamental if so designated in this Prospectus or in the Statement of Additional Information. This means they may not be modified or changed without a vote of the shareholders.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS
The Statement of Additional Information is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066 or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.

NON-FUNDAMENTAL INVESTMENT POLICIES
Certain Portfolios have adopted non-fundamental investment policies to invest the assets of the Portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS
A Portfolio Manager may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when a Portfolio Manager believes that adverse market, economic, political or other conditions may affect the Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, and debt securities that are high quality or higher quality than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which a Portfolio may engage are identified and discussed, together with their risks, in the Statement of Additional Information. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, a Portfolio may not achieve its investment goals.

ADMINISTRATIVE SERVICES
In addition to advisory services, DSI has been contracted to provide administrative and other services necessary for the ordinary operation of the Portfolios (except for ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, and ING MFS Utilities Portfolios). DSI procures and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSI also acts as liaison among the various service providers to these Portfolios, including the custodian, portfolio accounting agent, Portfolio Managers, and the insurance company or companies to which the Portfolios offer their shares. DSI also reviews these Portfolios for compliance with applicable legal requirements and monitors the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by these Portfolios, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

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The Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the Portfolio Managers their respective portfolio management fee. The management fee paid to DSI by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for each Portfolio (except ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, and ING MFS Utilities Portfolios), including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSI.

DSI has entered into an Administrative Services Sub-Contract with ING Funds Services, LLC ("ING Funds Services"), an affiliate of DSI, under which ING Funds Services provides the Portfolios with certain administrative services. The Trust has entered into an Administration Agreement with ING Funds Services on behalf of ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, and ING MFS Utilities Portfolios. The administrative services performed by ING Funds Services on behalf of DSI and ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, and ING MFS Utilities Portfolios directly, include acting as a liaison among the various services providers to the Portfolios, including the custodian, portfolio accounting agent, Portfolio Managers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services also reviews the Portfolios for compliance with applicable legal requirements and monitors the Portfolio Managers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

PORTFOLIO DISTRIBUTION
DSI is the principal underwriter and distributor of each Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

ADDITIONAL INFORMATION REGARDING THE CLASSES OF SHARES
Each Portfolio's shares are classified into Adviser Class, Institutional Class, Class S, and Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class S shares are offered by this Prospectus.

SERVICE FEES The Trust has entered into a Shareholder Services Agreement (the "Agreement") for the Class S shares of each Portfolio of the Trust. The Agreement allows DSI, the Distributor, to use payments under the Agreement to make payments to insurance companies, broker-dealers or other financial intermediaries that provide services relating to Class S shares and their beneficial shareholders, including variable contract owners with interests in the Portfolios. Services that may be provided under the Agreement include, among other things, providing information about the portfolios and delivering portfolio documents. Under the Agreement, each portfolio makes payments to DSI at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class S shares.

HOW WE COMPENSATE ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS
ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolios' Distribution Plan, the Portfolios' Adviser or Distributor, out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios' Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the

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Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The distributing broker-dealer for these Portfolios is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by contract holders through the relevant insurance company's Variable Contracts. As of the date of this prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; SAFECO Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep N.V. ("ING") uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the cost incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in Portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. None of the Portfolios, the Adviser, or the Distributor is a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS
Each Portfolio is available to serve as an investment option offered through variable annuity contracts and variable life contracts and as an investment option to Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under the federal tax law. The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for variable annuity contracts and variable life insurance policies and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of variable annuity contracts, variable life insurance policies, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees ("Board") intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

FREQUENT TRADING - MARKET TIMING
The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial

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intermediaries as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Portfolio Manager to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolios' performance.

Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY
A description of the Portfolio's polices and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the Statement of Additional Information. The Portfolio posts its complete portfolio holdings schedule on its website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. The complete portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., the Portfolio will post the quarter ending June 30 holdings on August 1). The Portfolio's complete portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.

REPORTS TO SHAREHOLDERS
The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the registered public accounting firm will be sent to shareholders each year.

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                         OVERALL MANAGEMENT OF THE TRUST
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THE ADVISER
DSI, a New York corporation, is the adviser to the Trust. As of December 31, 2004, DSI managed approximately $17 billion in registered investment company assets. DSI is registered with the SEC as an investment adviser and a broker-dealer. DSI's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

DSI, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, DSI oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, DSI delegates to each Portfolio Manager the responsibility for investment management, subject to DSI's oversight. DSI monitors the investment activities of the Portfolio Managers. From time to time, DSI also recommends the appointment of additional or replacement Portfolio Managers to the Board. On May 24, 2002, the Trust and DSI received exemptive relief from the SEC to permit DSI, with the approval of the Board, to replace an existing Portfolio Manager with a non-affiliated Portfolio Manager for a Portfolio, as well as change the terms of a contract with a non-affiliated Portfolio Manager without submitting the contract to a vote of the Portfolio's shareholders. The Trust will notify shareholders of any change in the identity of a Portfolio Manager of the Trust. In this event, the name of the Portfolio and its investment strategies may also change.

For information regarding the basis for the Board's approval of portfolio management relationships, please refer to the Portfolios' Statement of Additional Information.

DSI has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more Portfolios.

MANAGEMENT FEE
The Trust pays DSI a management fee, payable monthly, based on the average daily net assets of a Portfolio (or the combined net assets of two or more Portfolios).

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                                 NET ASSET VALUE
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The net asset value ("NAV") per share for each class of each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. To the extent a Portfolio invests in other registered investment companies, the Portfolio's NAV is calculated based on the current NAV of the registered investment company in which the Portfolio invests.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by a Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

   - Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

   -  Securities of an issuer that has entered into a restructuring;

   -  Securities whose trading has been halted or suspended;

   - Fixed-income securities that have gone into default and for which there is no current market value quotation; and

   -  Securities that are restricted as to transfer or resale.

The Portfolios or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determine its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

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                             TAXES AND DISTRIBUTIONS
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The Portfolios distribute their net investment income, if any, on their outstanding shares annually. Any net realized long-term capital gain for any Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by a Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash. Dividends or distributions by a Portfolio will reduce the per share net asset value by the per share amount paid.

The Portfolios intend to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts. Specifically, each Portfolio intends to diversify its investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

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                           FINANCIAL HIGHLIGHTS
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Because the Portfolios had not commenced operations as of December 31, 2004
(the Portfolios' fiscal year end), audited financial highlights are not available.

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TO OBTAIN MORE INFORMATION

A Statement of Additional Information, dated April 29, 2005, has been filed with the SEC, and is made a part of this Prospectus by reference.

Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year and the Auditors' Report.

To obtain free copies of the ING Investors Trust's annual and semi-annual reports and the Portfolios' Statement of Additional Information, or to make inquiries about the Portfolios, please write the Trust at 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258, call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 450 Fifth Street, NW Washington, D.C. 20549-0102.


THE ING INVESTORS TRUST TRUSTEES


John Boyer

J. Michael Earley

R. Barbara Gitenstein

Patrick Kenny

Walter H. May

Thomas J. McInerney

Jock Patton

David W.C. Putnam

John G. Turner

Roger B. Vincent

Richard A. Wedemeyer


[ING LOGO]


04/29/05                                                  SEC File No. 811-05629